Operating Segments - Schedule of Adjusted EBITDA is Reconciled with the Consolidated Profit (Loss) Before Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Adjusted EBITDA is Reconciled with the Consolidated Profit (Loss) Before Taxes [Abstract]
Profit (loss) before taxes		$ 2,620,298	$ 2,711,003	$ (259,728)
Share of profit of equity-accounted investees, net of tax		(16,897)	(2,945)	(9,537)
Net finance expense		1,556,276	1,669,763	1,353,405
Depreciation and amortization		2,308,520	2,189,547	2,149,066
Antitrust agreements	[1]	182,275	253,731	102,500
Donations and social programs	[2]	1,806	22,467	18,166
Impairment of assets	[3]	21,148		26,268
Restructuring	[4]	33,424	95,556	52,235
Fiscal payments and installments	[5]	2,378	81,766
Rio Grande do Sul claim	[6]		19,313
Extemporaneous litigation	[7]	20,716	61,016
Reversal of tax credits	[8]		58,654
Avian influenza	[9]	17,092
Tax assessment notice	[10]	43,200
Other operating income (expense), net	[11]	41,161	32,000	25,510
Elimination			1,325	2,583
Total Adjusted EBITDA for operating segments		$ 6,831,397	$ 7,193,196	$ 3,460,468

[1]	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 – Provisions for legal proceedings.
[2]	Refers to the donations, substantially composed of the Fundo JBS pela Amazônia.
[3]	Refers mainly to the impairment of fixed assets and the impairment of recoverable tax credits.
[4]	Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
[5]	Refers to the special payment program for installment plans of tax proceedings with exemption from fines and reduction of interest of the indirect subsidiary JBS S.A.
[6]	Refers to the claim resulting from flooding that occurred in Rio Grande do Sul in the indirect subsidiary Seara Alimentos Ltda.
[7]	Refers to extemporaneous litigation arising from debts of companies acquired by the Group and recognizes these settlement expenses within general and administrative.
[8]	Refers to the reversal of ICMS credits on sales operations disallowed in the state of Santa Catarina.
[9]	Refers to the impacts related to the avian influenza incurred by the indirect subsidiary Seara Alimentos Ltda.
[10]	Refers to tax assessments related to the acquisition of Tyson de México by the indirect subsidiary Pilgrim’s Pride Corporation (PPC) as described in Note 19.3 – Tax and Social Security.
[11]	Refers to several adjustments basically in the indirect subsidiary JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, insurance recovery, among others.